Finance Leases - Schedule of Components of Lease Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease costs
Statement of Income Location	Cost of goods sold
Finance lease expense	$ 622,203	$ 338,627